Investments: Investments Classified by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Debt Securities, Amortized Cost Basis	$ 11,037	$ 12,698
Debt securities, available for sale, at fair value	10,539	12,351
Residential Mortgage Backed Securities
Available-for-sale Debt Securities, Amortized Cost Basis	1,974	2,365
Debt securities, available for sale, at fair value	2,109	2,538
Debt Securities
Available-for-sale Debt Securities, Amortized Cost Basis	11,037	12,698
Debt securities, available for sale, at fair value	10,539	$ 12,351
Due after one year through five years
Available-for-sale Debt Securities, Amortized Cost Basis	310
Debt securities, available for sale, at fair value	315
Due after ten years
Available-for-sale Debt Securities, Amortized Cost Basis	8,753
Debt securities, available for sale, at fair value	$ 8,115